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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2012

Check here if Amendment [ ]; Amendment Number : ______
This Amendment:      [ ] is a restatement
                     [ ] adds new holdings entries


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:      Prosperity Capital Management Limited

Address:   45D Market Street
           2nd Floor, Suite 3202, Gardenia Court
           Camana Bay
           Grand Cayman, KY1-1004
           Cayman Islands

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Oliver J. Sinton
Title: Managing Director
Phone: +1 345 745 8503

SIGNATURE, PLACE AND DATE OF SIGNING:

                        George Town, Cayman
/s/Oliver J. Sinton           Islands            August 1, 2012
-------------------     -------------------    ------------------
     Signature             City, State               Date


REPORT TYPE:

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of other included managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $111,668
                                         (thousands)


LIST OF OTHER INCLUDED MANAGERS:

None

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                           FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6  COLUMN 7            COLUMN 8
----------------  ---------  ---------  --------  -------------------------  ----------  --------  ----------------------------
                   TITLE OF                VALUE     SHRS OR      SH/  PUT/  INVESTMENT     OTHER             VOTING
NAME OF ISSUER        CLASS      CUSIP  (x$1000)     PRN AMT      PRN  CALL  DISCRETION  MANAGERS            AUTHORITY
                                                                                                        SOLE  SHARED       NONE
----------------  ---------  ---------  --------  ----------  -------  ----  ----------  --------  ---------  ------  ---------
VIMPEL            SPONSORED
COM LTD.                ADR  92719A106    88,770  10,945,775       SH    --     DEFINED      NONE  7,674,774      --  3,271,001
MECHEL             SPON ADR
OAO                     PRD  583840509     2,498    975,629        SH    --     DEFINED      NONE     46,948-     --    928,681
MOBILE            SPONSORED
TELESYSTEMS OJSC        ADR  607409109    20,400   1,186,029       SH    --     DEFINED      NONE  1,186,029      --         --


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